Other relevant events of the year	12 Months Ended
Jun. 30, 2021
34. Other relevant events of the year

34. Other relevant events of the year

Purchase-sale bill of “Catalinas” building

On June 18, 2021, a purchase-sale bill was signed for the 12th floor and parking spaces located in the 2nd basement of the property called “Catalinas”, receiving an advanced payment for USD 2 million. The price of the transaction was USD 7. To date, possession has not been transferred, which is agreed no later than December 15, 2021.

Capital increase

On April 12, 2021, the Company announced the launch of its public offering of shares for up to 80 million shares (or its equivalent 8 million GDS) and 80 million warrants to subscribe for new common shares, to registered holders as of April 16, 2021. Each right corresponding to one share (or GDS) allowed its holder to subscribe 0.1382465082 new ordinary shares and receive free of charge an option with the right to subscribe 1 additional ordinary share in the future. The final subscription price for the new shares was ARS 58.35 or USD 0.36 and for the new GDS it was USD 3.60. The new shares, registered, of ARS 1 (one peso) of par value each and with the right to one vote per share gives the right to receive dividends under the same conditions as the current shares in circulation.

The 80,000,000 new shares (or its equivalent 8 million GDS) offered were totally subscribed.

Likewise, 80,000,000 options were issued that will entitle the holders through their exercise to acquire up to 80 million additional new shares. The exercise price of the warrants is USD 0.432. The warrants may be exercised quarterly from the 90th day of their issuance on the 17th to the 25th (inclusive) of the months of February, May, September, and November of each year on the business day prior to maturity and on the date of maturity (if dates are business days in the city of New York and in the Autonomous City of Buenos Aires) until their expiration 5 years from the date of issue.

The Company received all the funds in the amount of USD 28.8 and issued the new shares, increasing the capital stock to 658,676,460 shares.

Economic context in which the Group operates

The Company does business in a complex framework due to the macroeconomic conditions, whose main variables have recently shown high volatility, and also due to regulatory, social and political conditions, both at a national and international level.

Its operating income may be affected by the fluctuations in the inflation rate and in the exchange rate at which the peso is converted into other currencies, mainly the US dollar, the variations in interest rates, which have an impact on the cost of capital, the changes in governmental policies, capital controls and other local and international political or economic events.

In December 2019, a new coronavirus strain (SARS-COV-2), causing a severe acute respiratory syndrome (COVID-19), appeared in Wuhan, China. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic. In response, countries have taken extraordinary actions intended to prevent the spread of the virus, including, travel bans, border shutdowns, closing of non-essential businesses, instructions to residents to practice social distancing and implementation of lockdowns, among others. The ongoing pandemic and these extraordinary governmental actions are affecting the worldwide economy and have rendered global financial markets highly volatile.

On March 3, 2020, the first case of COVID-19 was registered in the country and as of today, more than 5,000,000 cases of infections had been confirmed in Argentina, by virtue of which the Argentinian Government implemented a series of health measures of social, preventive, and mandatory lockdown at the national level with the closure of non-essential activities, including shopping malls, as well as the suspension of flights and border closures, for much of the year 2020. Since October 2020, a large part of the activities started to become more flexible, in line with a decrease in infections, although between April 16 and June 11, 2021, because of the sustained increase in the cases registered, the National Government established restrictions on night activity and the closure of shopping malls in Buenos Aires Metropolitan Area. As of the date of these financial statements, 100% of the shopping malls are operational.

These measures have significantly affected Argentine companies, which have faced drops in income and the deterioration of their flow of payments. In this context, the Argentine Government announced several actions intended to tackle the financial crisis of the companies adversely affected by the COVID-19 pandemic. In addition to the stagnation of the Argentine economy, there is an international crisis caused by the COVID-19 pandemic. In this scenario, a strong contraction of the Argentine economy was evidenced.

At the local environment, the following circumstances may be noted:

•	In May 2021, an indicator called “Monthly Estimator of Economic Activity” (“EMAE”) reported by the National Institute of Statistics and Censuses (“INDEC”), registered a variation of (13.6%) compared to the same month of 2020, and from (2.0%) compared to the previous month.

•	The retail inflation reached 50.20% in the last 12 months. The market expectations survey prepared by the Central Bank in April 2021 called Relevamiento de Expectativas de Mercado (“REM”) forecasts that the retail inflation rate for December 2021 of 47.3% yoy. Analysts participating in the REM forecast a rebound in economic activity in 2021, reaching an economic growth of 6.4%.

•	From July 2020 to June 2021, the argentine peso depreciated 35.9% compared to the US dollar at the average wholesale exchange rate quoted by Banco de la Nación Argentina. Given the exchange restrictions in force since August 2019, as of June 30, 2021 the exchange gap between the official peso/US dollar exchange rate and the peso/US dollar exchange rate offered in the black market is almost 77.5%. This has an impact on the level of economic activity and detrimentally affects the reserves of the of the Argentine Central Bank. In addition, the current foreign exchange restrictions or those that may be imposed in the future may impair the Company’s ability to access the Sole Free FX Market (Mercado Único Libre de Cambio or MULC) to purchase the currency required to meet its financial obligations.

COVID-19 Pandemic

As described above, the COVID-19 pandemic is adversely impacting both the global economy and the Argentine economy and the Group’s business. The current estimated impacts of the COVID-19 pandemic on the Company as of the date of these financial statements are established below.

•	During the fourth quarter of fiscal year 2021, shopping malls in the Buenos Aires Metropolitan Area suspended their operations between April 16 and June 11, operating only those items considered essential such as pharmacies, supermarkets, and banks. The impact on income for the closing months due to the pandemic was 40.3% in fiscal year 2021.

•	Regarding the offices, although most of the tenants continue to work from home, they are operational with strict safety and hygiene protocols. To today, we have registered a slight increase in vacancies, although we have not evidenced a deterioration in collections.

•	La Rural, the Buenos Aires and Punta del Este Convention Centers and the Arena stadium, establishments that the Group owns directly or indirectly, were closed from March 20, 2020, to July 12, 2021, date from which the protocols for holding events, congresses and exhibitions were activated.

•	The Libertador and Intercontinental hotels in the City of Buenos Aires have been operating since December 2020, although with low occupancy levels. The Llao Llao Resort, located in Bariloche, was able to operate during the quarter with average occupancy levels thanks to the domestic tourism.

The final scope of the Coronavirus outbreak and its impact on the country’s economy is still uncertain. However, although it has produced significant short-term effects, they are not expected to affect business continuity and its ability to meet its financial commitments for the next twelve months.

The Company is closely monitoring the situation and taking all necessary measures to preserve human life and the Group’s businesses.